Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	$ 4,887	$ 2,262
Adjustments:
Increase in insurance contract liabilities	2,907	20,023
Increase in investment contract liabilities	35	173
(Increase) decrease in reinsurance assets excluding coinsurance transactions (note 7)	(9,733)	2,269
Amortization of (premium) discount on invested assets	212	230
Other amortization	747	560
Net realized and unrealized (gains) losses and impairment on assets	8,727	(7,188)
Deferred income tax expense (recovery)	930	(331)
Restructuring charge	156
Stock option expense	10	15
Cash provided by (used in) operating activities before undernoted items	19,504	18,013
Changes in policy related and operating receivables and payables	(316)	(222)
Cash provided by (used in) operating activities	19,188	17,791
Investing activities
Purchases and mortgage advances	(101,172)	(87,224)
Disposals and repayments	82,111	70,720
Change in investment broker net receivables and payables	(128)	227
Net cash decrease from sale and purchase of subsidiaries and businesses	187	(10)
Cash provided by (used in) investing activities	(19,002)	(16,287)
Financing activities
Increase (decrease) in repurchase agreements and securities sold but not yet purchased	(189)	(29)
Redemption of long-term debt (note 10)	(400)	(607)
Issue of capital instruments, net (note 11)	597	2,209
Redemption of capital instruments (note 11)	(450)	(899)
Secured borrowing from securitization transactions	250	741
Changes in deposits from Bank clients, net	1,490	261
Shareholders' dividends paid in cash	(1,788)	(1,780)
Contributions from (distributions to) non-controlling interests, net	(60)	(6)
Common shares repurchased	(478)
Common shares issued, net (note 12)	59	124
Preferred shares issued, net (note 12)	245
Cash provided by (used in) financing activities	(724)	14
Cash and short-term securities
Increase (decrease) during the year	(538)	1,518
Effect of foreign exchange rate changes on cash and short-term securities	822	(658)
Balance, beginning of year	15,098	14,238
Balance, December 31	15,382	15,098
Cash and short-term securities
Gross cash and short-term securities, beginning of year	15,965	15,151
Net payments in transit, included in other liabilities, beginning of year	(867)	(913)
Balance, beginning of year	15,098	14,238
Gross cash and short-term securities, end of year	16,215	15,965
Net payments in transit, included in other liabilities, end of year	(833)	(867)
Balance, December 31	15,382	15,098
Supplemental disclosures on cash flow information
Interest received	10,952	10,596
Interest paid	1,212	1,118
Income taxes paid	$ 461	$ 1,360